Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Accumulated Other Comprehensive Income
ACCUMULATED OTHER COMPREHENSIVE INCOME
Certain amounts included in the statements of comprehensive income are net of reclassification adjustments. The following tables summarize those reclassification adjustments (net of taxes):

	Year Ended December 31, 2019
	Unrealized gains on securities	OTTI	Accumulated other comprehensive income
Balance at December 31, 2018	$73.5	$8.8	$82.3
Change in accumulated other comprehensive income before reclassifications	71.0	1.0	72.0
Amounts reclassified from accumulated other comprehensive income	(3.0)	—	(3.0)
Net current-period other comprehensive income	68.0	1.0	69.0
Balance at December 31, 2019	$141.5	$9.8	$151.3

	Year Ended December 31, 2018
	Unrealized gains on securities	OTTI	Accumulated other comprehensive income
Balance at December 31, 2017	$119.0	$9.2	$128.2
Change in accumulated other comprehensive income before reclassifications	(58.2)	(2.4)	(60.6)
Amounts reclassified from accumulated other comprehensive income	(3.9)	—	(3.9)
Net current-period other comprehensive loss	(62.1)	(2.4)	(64.5)
Cumulative effect of change in accounting principles (1)	16.6	2.0	18.6
Balance at December 31, 2018	$73.5	$8.8	$82.3
(1) See Note 2 - Summary of Significant Accounting Policies for additional information.

	Year Ended December 31, 2017
	Unrealized gains on securities	OTTI	Accumulated other comprehensive income
Balance at December 31, 2016	$95.1	$8.6	$103.7
Change in accumulated other comprehensive income before reclassifications	27.8	0.6	28.4
Amounts reclassified from accumulated other comprehensive income	(3.9)	—	(3.9)
Net current-period other comprehensive income	23.9	0.6	24.5
Balance at December 31, 2017	$119.0	$9.2	$128.2

The following tables summarize the reclassifications out of accumulated other comprehensive income:

Details about accumulated other comprehensive income components	Amount reclassified from accumulated other comprehensive income			Affected line item in the statement where net income is presented
	Years Ended December 31,
	2019	2018	2017
Unrealized gains on securities	$(3.8)	$(4.9)	$(6.0)	Net realized gains on investments, excluding other-than-temporary impairment losses
Tax effect	0.8	1.0	2.1	Provision for income taxes
Total reclassifications for the period	$(3.0)	$(3.9)	$(3.9)	Net of tax